MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity Separate Account A Supplement Dated July 30, 2010 to the Prospectuses For	Merrill Lynch Life Variable Annuity Separate Account C Supplement Dated July 30, 2010 to the Prospectus For
MERRILL LYNCH INVESTORS
CHOICE ANNUITY (Investor Series)
(Dated May 1, 2010)
RETIREMENT POWER
(Dated May 1, 2006)
RETIREMENT OPTIMIZER
(Dated May 1, 2004)
RETIREMENT PLUS
(Dated May 1, 2010)

Merrill Lynch Life Variable Annuity
Separate Account B
Supplement Dated July 30, 2010
to the Prospectus For

RETIREMENT PLUS
(Dated May 1, 2010)
CONSULTS ANNUITY
(Dated May 1, 2008)

Merrill Lynch Life Variable Annuity
Separate Account D
Supplement Dated July 30, 2010
to the Prospectuses For

MERRILL LYNCH INVESTOR
CHOICE ANNUITY (IRA Series)
(Dated May 1, 2010)
MERRILL LYNCH IRA ANNUITY
(Dated May 1, 2010)

Merrill Lynch Life Variable Annuity
Separate Account
Supplement Dated July 30, 2010
to the Prospectus For
PORTFOLIO PLUS (Dated May 1, 2002)
This supplement describes certain changes to the variable annuity contracts listed above (the “Contracts”) issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.
Effective on July 1, 2010, Merrill Lynch Life Insurance Company changed its name to Transamerica Advisors Life Insurance Company. The effective date of the name change may vary by state.